JPMorgan Hedged Equity 3 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.0%
Aerospace & Defense — 0.8%
Northrop Grumman Corp.	13	4,855
Raytheon Technologies Corp.	84	7,255

		12,110

Air Freight & Logistics — 1.2%
FedEx Corp.	30	6,571
United Parcel Service, Inc., Class B	55	10,016

		16,587

Airlines — 0.3%
Southwest Airlines Co. *	76	3,884

Auto Components — 0.3%
Aptiv plc *	10	1,417
Magna International, Inc. (Canada)	34	2,564

		3,981

Automobiles — 1.9%
General Motors Co. *	61	3,219
Tesla, Inc. *	30	23,282

		26,501

Banks — 4.2%
Bank of America Corp.	181	7,695
Citigroup, Inc.	144	10,123
Comerica, Inc.	20	1,572
Fifth Third Bancorp	105	4,468
Regions Financial Corp.	204	4,350
SVB Financial Group *	4	2,397
Truist Financial Corp.	94	5,539
US Bancorp	134	7,972
Wells Fargo & Co.	338	15,705

		59,821

Beverages — 1.2%
Coca-Cola Co. (The)	232	12,193
Constellation Brands, Inc., Class A	22	4,641

		16,834

Biotechnology — 2.2%
AbbVie, Inc.	133	14,311
Biogen, Inc. *	12	3,412
Moderna, Inc. *	6	2,161
Regeneron Pharmaceuticals, Inc. *	10	5,862
Vertex Pharmaceuticals, Inc. *	27	4,985

		30,731

Building Products — 1.2%
Johnson Controls International plc	77	5,211
Masco Corp.	44	2,464
Trane Technologies plc	51	8,877

		16,552

Capital Markets — 3.3%
Goldman Sachs Group, Inc. (The)	18	6,970
Intercontinental Exchange, Inc.	34	3,913
Morgan Stanley	76	7,413
S&P Global, Inc.	30	12,715
State Street Corp.	96	8,145
T. Rowe Price Group, Inc.	37	7,368

		46,524

Chemicals — 1.8%
Air Products and Chemicals, Inc.	8	1,938
Celanese Corp.	13	1,986
DuPont de Nemours, Inc.	58	3,960
Eastman Chemical Co.	61	6,146
Linde plc (United Kingdom)	14	4,182
LyondellBasell Industries NV, Class A	10	932
PPG Industries, Inc.	47	6,669

		25,813

Commercial Services & Supplies — 0.1%
Cintas Corp.	4	1,508

Communications Equipment — 0.3%
Cisco Systems, Inc.	73	3,998
Motorola Solutions, Inc.	4	858

		4,856

Consumer Finance — 0.4%
Capital One Financial Corp.	32	5,211

Containers & Packaging — 0.2%
Crown Holdings, Inc.	15	1,503
Westrock Co.	40	1,999

		3,502

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B *	75	20,365
Voya Financial, Inc.	14	852

		21,217

Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	90	4,876

Electric Utilities — 1.8%
Entergy Corp.	55	5,452
Evergy, Inc.	67	4,192
NextEra Energy, Inc.	135	10,584
Xcel Energy, Inc.	86	5,399

		25,627

Electrical Equipment — 0.7%
Eaton Corp. plc	63	9,449

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A	22	1,605

Entertainment — 1.1%
Netflix, Inc. *	19	11,833
Walt Disney Co. (The) *	21	3,500

		15,333

Equity Real Estate Investment Trusts (REITs) — 2.4%
Camden Property Trust	27	3,951
Equinix, Inc.	6	4,576
Equity LifeStyle Properties, Inc.	36	2,796
Host Hotels & Resorts, Inc. *	74	1,207
Kimco Realty Corp.	99	2,061
Prologis, Inc.	70	8,751
SBA Communications Corp.	7	2,476
Sun Communities, Inc.	19	3,557
UDR, Inc.	11	587
Ventas, Inc.	77	4,229

		34,191

Food & Staples Retailing — 0.2%
Costco Wholesale Corp.	7	3,307

JPMorgan Hedged Equity 3 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Food Products — 0.5%
Mondelez International, Inc., Class A	117	6,825

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	76	8,931
ABIOMED, Inc. *	2	548
Becton Dickinson and Co.	16	4,025
Boston Scientific Corp. *	133	5,751
Danaher Corp.	15	4,502
Dexcom, Inc. *	4	1,938
Intuitive Surgical, Inc. *	3	2,520
Medtronic plc	95	11,916
Zimmer Biomet Holdings, Inc.	46	6,781

		46,912

Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	12	1,481
Anthem, Inc.	30	11,093
Centene Corp. *	51	3,192
CVS Health Corp.	31	2,646
UnitedHealth Group, Inc.	45	17,756

		36,168

Hotels, Restaurants & Leisure — 1.1%
Booking Holdings, Inc. *	3	6,123
Hilton Worldwide Holdings, Inc. *	29	3,784
Royal Caribbean Cruises Ltd. *	8	734
Yum! Brands, Inc.	38	4,671

		15,312

Household Durables — 0.6%
DR Horton, Inc.	5	441
Lennar Corp., Class A	62	5,814
Toll Brothers, Inc.	30	1,648

		7,903

Household Products — 1.4%
Kimberly-Clark Corp.	34	4,487
Procter & Gamble Co. (The)	115	16,142

		20,629

Industrial Conglomerates — 0.3%
Honeywell International, Inc.	20	4,333

Insurance — 1.9%
American International Group, Inc.	62	3,397
Chubb Ltd.	38	6,555
Hartford Financial Services Group, Inc. (The)	68	4,761
Progressive Corp. (The)	81	7,317
Prudential Financial, Inc.	29	3,043
Travelers Cos., Inc. (The)	9	1,429

		26,502

Interactive Media & Services — 7.1%
Alphabet, Inc., Class A *	15	39,018
Alphabet, Inc., Class C *	11	29,835
Facebook, Inc., Class A *	92	31,293
ZoomInfo Technologies, Inc., Class A *	33	2,032

		102,178

Internet & Direct Marketing Retail — 4.2%
Amazon.com, Inc. * (a)	18	60,543

IT Services — 4.7%
Accenture plc, Class A	56	17,876
Fiserv, Inc. *	16	1,742
FleetCor Technologies, Inc. *	17	4,457
Mastercard, Inc., Class A	54	18,719
PayPal Holdings, Inc. *	20	5,106
Shopify, Inc., Class A (Canada) *	2	2,043
Visa, Inc., Class A	79	17,624

		67,567

Life Sciences Tools & Services — 1.4%
Illumina, Inc. *	7	2,854
Thermo Fisher Scientific, Inc.	27	15,580
Waters Corp. *	3	931

		19,365

Machinery — 2.0%
Deere & Co.	36	12,097
Ingersoll Rand, Inc. *	42	2,140
Otis Worldwide Corp.	16	1,307
Parker-Hannifin Corp.	19	5,362
Stanley Black & Decker, Inc.	45	7,931

		28,837

Media — 1.4%
Altice USA, Inc., Class A *	26	532
Charter Communications, Inc., Class A *	8	6,025
Comcast Corp., Class A	222	12,429
Fox Corp., Class A	9	354

		19,340

Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	47	1,521

Multiline Retail — 0.8%
Dollar General Corp.	6	1,210
Dollar Tree, Inc. *	26	2,525
Target Corp.	32	7,354

		11,089

Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	154	3,785
DTE Energy Co.	9	955
Sempra Energy	22	2,745

		7,485

Oil, Gas & Consumable Fuels — 2.7%
Cabot Oil & Gas Corp.	18	390
Cheniere Energy, Inc. *	17	1,706
Chevron Corp.	72	7,339
ConocoPhillips	86	5,858
Diamondback Energy, Inc.	59	5,566
EOG Resources, Inc.	50	3,989
Phillips 66	32	2,221
Pioneer Natural Resources Co.	39	6,485
Williams Cos., Inc. (The)	204	5,300

		38,854

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	15	4,460

Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	202	11,981
Eli Lilly & Co.	54	12,463
Johnson & Johnson	108	17,393
Merck & Co., Inc.	94	7,091
Pfizer, Inc.	39	1,670

		50,598

Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	21	1,655

JPMorgan Hedged Equity 3 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Leidos Holdings, Inc.	44	4,223

		5,878

Road & Rail — 0.9%
Lyft, Inc., Class A *	41	2,176
Norfolk Southern Corp.	29	6,867
Union Pacific Corp.	22	4,382

		13,425

Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc. *	88	9,060
Analog Devices, Inc.	58	9,656
Applied Materials, Inc.	75	9,638
Intel Corp.	39	2,100
Lam Research Corp.	18	10,497
Microchip Technology, Inc.	18	2,770
Micron Technology, Inc.	17	1,195
NVIDIA Corp.	88	18,245
NXP Semiconductors NV (China)	34	6,686
QUALCOMM, Inc.	13	1,741
Texas Instruments, Inc.	74	14,198

		85,786

Software — 8.7%
Fortinet, Inc. *	5	1,568
Intuit, Inc.	28	15,233
Microsoft Corp. (a)	331	93,280
Oracle Corp.	63	5,462
salesforce.com, Inc. *	25	6,851
Workday, Inc., Class A*	11	2,869

		125,263

Specialty Retail — 3.3%
AutoZone, Inc. *	1	1,464
Best Buy Co., Inc.	56	5,947
Home Depot, Inc. (The)	33	10,830
Lowe’s Cos., Inc.	70	14,289
O’Reilly Automotive, Inc. *	15	9,396
TJX Cos., Inc. (The)	80	5,309

		47,235

Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.	603	85,376
Seagate Technology Holdings plc	66	5,452

		90,828

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.	17	1,672
NIKE, Inc., Class B	72	10,403

		12,075

Tobacco — 1.0%
Altria Group, Inc.	138	6,297
Philip Morris International, Inc.	82	7,798

		14,095

Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc. *	75	9,597

TOTAL COMMON STOCKS (Cost $1,371,460)		1,370,623

	No. of Contracts
OPTIONS PURCHASED — 2.9%
PUT OPTIONS PURCHASED — 2.9%
Index Funds — 2.9%
S&P 500 Index 11/30/2021 at USD 4,280.00, European Style Notional Amount: USD 1,399,520 Counterparty: Exchange-Traded * (Cost $27,193)	3,249	40,759

	Shares (000)
SHORT-TERM INVESTMENTS — 3.8%
INVESTMENT COMPANIES — 3.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)(Cost $53,565)	53,565	53,565

Total Investments — 102.7% (Cost $1,452,218)		1,464,947
Liabilities in Excess of Other Assets — (2.7)%		(38,708)

Net Assets — 100.0%		1,426,239

Percentages indicated are based on net assets.

Abbreviations

USD	United States Dollar
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.

JPMorgan Hedged Equity 3 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	133	12/2021	USD	28,612	(173)

Abbreviations

USD	United States Dollar

Written Call Options Contracts as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange- Traded	3,249	USD 1,399,520	USD 4,660.00	11/30/2021	(1,624)

Written Put Options Contracts as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange- Traded	3,249	USD 1,399,520	USD 3,610.00	11/30/2021	(7,083)

Total Written Options Contracts (Premiums Received $20,551)						(8,707)

Abbreviations

USD	United States Dollar

JPMorgan Hedged Equity 3 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$1,464,947	$—	$—	$1,464,947

Depreciation in Other Financial Instruments
Futures Contracts(a)	$(173)	$—	$—	$(173)
Options Written(a)
Call Options Written	(1,624)	—	—	(1,624)
Put Options Written	(7,083)	—	—	(7,083)

Total Depreciation in Other Financial Instruments	$(8,880)	$—	$—	$(8,880)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

	For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	$17,690	$474,777	$438,902	$—	$—	$53,565	53,565	$2	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.